Related Party Transactions - Schedule of major related parties and their relationships (Detail)	6 Months Ended
Jun. 30, 2020
Douyu [Member] | Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Nature of company relationship with the group	Parent company of one of our shareholders